Consolidated Statements of Stockholder's Equity (USD $)	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income
Balance at Sep. 30, 2010	$ 106,531,894	$ 86,394,200	$ 19,970,014	$ 167,680
Increase (Decrease) in Stockholder's Equity
Total comprehensive income	17,050,655		17,103,813	(53,158)
Dividends paid to parent	(8,845,387)		(8,845,387)
Balance at Sep. 30, 2011	114,737,162	86,394,200	28,228,440	114,522
Increase (Decrease) in Stockholder's Equity
Total comprehensive income	11,971,191		12,027,303	(56,112)
Dividends paid to parent	(6,773,313)		(6,773,313)
Balance at Sep. 30, 2012	119,935,040	86,394,200	33,482,430	58,410
Increase (Decrease) in Stockholder's Equity
Total comprehensive income	9,355,476		9,404,602	(49,126)
Dividends paid to parent	(24,618,033)		(24,618,033)
Balance at Sep. 30, 2013	$ 104,672,483	$ 86,394,200	$ 18,268,999	$ 9,284